Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Contingent Liabilities	Contingent liabilities
	June 30, 2025		December 31, 2024
	USD	AED	AED
Labor guarantees	34,041	125,000	125,000
Contingent liabilities
	December 31, 2024		December 31, 2023
	USD	AED	AED
Labor guarantees	34,041	125,000	125,000